Consolidated Balance Sheets (Parenthetical) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Statement Of Financial Position [Abstract]
Debt Discount Current	$ 26,307	$ 0
Debt Discount Non Current	$ 0	$ 9,214
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	650,000,000	650,000,000	650,000,000
Common stock, shares issued	75,000,000	75,000,000	26,016,342
Common stock, shares outstanding	75,000,000	75,000,000	26,016,342